Stock-Based Compensation - Schedule of Stock Options Roll Forward (Details) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jul. 16, 2014	Sep. 30, 2014
CBS Corp. Equity and Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Converted Awards, Number			219,741
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance	399,581	584,494
Granted		101,611
Exercised	(123,260)	(213,102)
Forfeited or expired	(38,523)	(73,422)
Number of options outstanding, ending balance	18,057	399,581		18,057
Exercisable as of September 30, 2014	18,057	184,215		18,057
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, options outstanding, beginning balance	$ 29.30	$ 22.01
Weighted average exercise price, granted		$ 49.64
Weighted average exercise price, exercised	$ 22.04	$ 18.88
Weighted average exercise price, forfeited or expired	$ 30.75	$ 29.69
Weighted average exercise price, options outstanding, ending balance	$ 27.38	$ 29.30	33.27	$ 27.38
Weighted average exercise price, options exercisable	$ 27.38	$ 21.41		$ 27.38
Omnibus Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Converted from CBS stock options			409,207
Exercised				(2,426)
Forfeited or expired				(16,170)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, exercised				$ 14.71
Weighted average exercise price, forfeited or expired				$ 23.08
Omnibus Stock Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, ending balance	390,611			390,611
Exercisable as of September 30, 2014	166,234			166,234
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, options outstanding, ending balance	$ 17.67		17.87	$ 17.67
Weighted average exercise price, options exercisable	$ 12.29			$ 12.29